Fair Value Measurements (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Changes in fair value of derivative liability	$ 867,000
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value, beginning balance	$ 1,780,376
Changes in fair value of derivative liability	867,000
Extinguishment of liability on conversion of Notes	(2,647,376)
Change in fair value of warrant liability	6,109
Extinguishment of liability on exercise of warrants	(6,109)
Fair value, ending balance	$ 0